UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


         Report for the Calendar Year or Quarter End: September 30, 2004


                          Pamet Capital Management, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


  222 Berkeley Street, 22nd Floor           Boston              MA         02116
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Business Address         (Street)           (City)            (State)      (Zip)


13F File Number: 028-10112
                ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Name, Title and Telephone Number of Person Submitting Report:


Jason Price                 Chief Financial Officer                 617-646-6100
--------------------------------------------------------------------------------
  (Name)                          (Title)                             (Phone)



Signature, Place and Date of Signing:

/s/ Jason Price
------------------------------------------------
Jason Price
222 Berkeley Street, 22nd Floor, Boston, MA 02116
11/12/2004


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE





Number of Other Included Managers:       1
                                  --------------

List of Other Included Managers:    Abrams Capital, LLC
                                ------------------------------

Form 13F Information Table Entry Total:     33
                                       ------------

Form 13F Information Table Value Total:   640,142,000
                                       ---------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          Pamet Capital Management, LLC

                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 9/30/04

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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
Allegheny Energy Inc                    COM       017361106   5770   361500            361500             361500
Allegheny Energy Inc                    COM       017361106  80089  5018100           5018100      1     5018100
Arch Wireless Inc.                     CL A       039392709   3271   113854            113854             113854
Arch Wireless Inc.                     CL A       039392709  47624  1657638           1657638      1     1657638
Berkshire Hathaway Inc  Del            CL A       084670108   5199       60                60      1          60
Berkshire Hathaway Inc Del             CL B       084670207    844      294               294                294
Berkshire Hathaway Inc Del             CL B       084670207   8963     3122              3122      1        3122
Block H&R Inc                           COM       093671105   3924    79400             79400              79400
Block H&R Inc                           COM       093671105  52706  1066500           1066500      1     1066500
Citigroup Inc                         W EXP       172967127    350   246340            246340             246340
Citigroup Inc                         W EXP       172967127   5213  3670936           3670936      1     3670936
Echostar Communications New            CL A       278762109   5709   183450            183450             183450
Echostar Communications New            CL A       278762109  77700  2496800           2496800      1     2496800
Erie Indty Co                          CL A       29530P102   2985    58500             58500              58500
Erie Indty Co                          CL A       29530P102  41663   816592            816592      1      816592
Global Signal Inc                       COM       37944Q103   8559   379462            379462             379462
Global Signal Inc                       COM       37944Q103 125639  5569986           5569986      1     5569986
Intergraph Corp                         COM       458683109   2475    91077             91077              91077
Intergraph Corp                         COM       458683109  40253  1481542           1481542      1     1481542
Juno Ltg Inc                        COM NEW       482047206   1044    34400             34400              34400
Juno Ltg Inc                        COM NEW       482047206  14876   490311            490311      1      490311
Metrocall Hldgs Inc                     COM       59164X105   1193    18400             18400              18400
Metrocall Hldgs Inc                     COM       59164X105  16576   255600            255600      1      255600
Morgan Stanley                      COM NEW       617446448   1403    28450             28450              28450
Morgan Stanley                      COM NEW       617446448  20156   408850            408850      1      408850
Newcastle Invt Corp                     COM       65105M108    697    22700             22700              22700
Newcastle Invt Corp                     COM       65105M108  11583   377300            377300      1      377300
Progressive Corp Ohio                   COM       743315103    653     7700              7700               7700
Progressive Corp Ohio                   COM       743315103   9119   107600            107600      1      107600
SLM Corp                                COM       78442P106   2524    56600             56600              56600
SLM Corp                                COM       78442P106  34387   771000            771000      1      771000
Safety Ins Group Inc                    COM       78648T100    413    18600             18600              18600
Safety Ins Group Inc                    COM       78648T100   6582   296104            296104      1      296104


*  Where shares are reported for "Other Managers" designated in Item 7, all of the information provided is with respect to such manager.


